UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-21502

RMR HOSPITALITY AND REAL ESTATE FUND

(Exact name of registrant as specified in charter)

400 CENTRE STREET

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Adam D. Portnoy, President	Michael K. Hoffman, Esq.
RMR Hospitality and Real Estate Fund	Skadden, Arps, Slate, Meagher & Flom LLP
400 Centre Street	4 Times Square
Newton, Massachusetts 02458	New York, New York 10036-6522

Julie A. Tedesco, Esq.
State Street Bank and Trust Company
4 Copley Place, 5th Floor
Boston, Massachusetts 02116

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 19, 2009

(the date that the registrant ceased operations)

The Fund merged with RMR Real Estate Income Fund and ceased operations on June 19, 2009. The Fund has filed an application of de-registration with the Securities and Exchange Commission.

Voting Record

Fund	RHR

Company	Alexandria Real Estate Equities, Inc.
Ticker:	ARE	Cusip:	015271109
Meeting Date:	5/20/2009	Record Date:	3/31/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Joel S. Marcus, (2) Richard B. Jennings, (3) John L. Atkins, III, (4) Richard H. Klein, (5) James H. Richardson, (6) Martin A. Simonetti, (7) Alan G. Walton.

		For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as the company’s independent registered public accountants for the fiscal year ending December 31, 2009.	For	For	Management

Company	Apartment Investment & Management Company
Ticker:	AIV	Cusip:	03748R101
Meeting Date:	4/27/2009	Record Date:	2/27/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) James N. Bailey, (2) Terry Considine, (3) Richard S. Ellwood, (4) Thomas L. Keltner, (5) J. Landis Martin, (6) Robert A. Miller, (7) Michael A. Stein.

		For	For	Management

2.00	To ratify the selection of Ernst & Young LLP to serve as the independent registered public accounting firm for AIMCO for the fiscal year ending December 31, 2009.	For	For	Management

3.00	Stockholder proposal regarding enactment of a majority vote standard for future uncontested director elections.	Abstained	Abstained	Stockholder

Company	Associated Estates Realty Corporation
Ticker:	AEC	Cusip:	045604105
Meeting Date:	5/6/2009	Record Date:	3/16/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Albert T. Adams, (2) James M. Delaney, (3) Jeffrey I. Friedman, (4) Michael E. Gibbons, (5) Mark L. Milstein, (6) James A. Schoff, (7) Richard T. Schwarz.

		For	For	Management

2.00	To ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent accountants for the company’s fiscal year ending December 31, 2009.	For	For	Management

Company	AvalonBay Communities, Inc.
Ticker:	AVB	Cusip:	053484101
Meeting Date:	5/21/2009	Record Date:	3/6/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Bryce Blair, (2) Bruce A. Choate, (3) John J. Healy, Jr., (4) Gilbert M. Meyer, (5) Timothy J. Naughton, (6) Lance R. Primis, (7) Peter S. Rummell, (8) H. Jay Sarles, (9) W. Edward Walter.

		For	For	Management

2.00	To approve the AvalonBay Communities, Inc. 2009 stock option and incentive plan.	For	For	Management

3.00	To ratify the selection of Ernst & Young LLP as the company’s independent auditors for the year ending December 31, 2009.	For	For	Management

Company	Brandywine Realty Trust
Ticker:	BDN	Cusip:	105368203
Meeting Date:	6/2/2009	Record Date:	3/9/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Walter D’Alessio, (2) D. Pike Aloian, (3) Anthony A. Nichols, Sr., (4) Donald E. Axinn, (5) Wyche Fowler, (6) Michael J. Joyce, (7) Charles P. Pizzi, (8) Gerard H. Sweeney.

		For	For	Management

2.00	Ratification of the audit committee’s appointment of PricewaterhouseCoopers, LLP as independent registered public accounting firm.	For	For	Management

Company	BRE Properties, Inc.
Ticker:	BRE	Cusip:	05564E106
Meeting Date:	5/21/2009	Record Date:	3/20/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Paula F. Downey, (2) Edward F. Lange, Jr., (3) Irving F. Lyons III, (4) Edward E. Mace, (5) Christopher J. McGurk, (6) Matthew T. Medeiros, (7) Constance B. Moore, (8) Jeanne R. Myerson, (9) Thomas E. Robinson, (10) Dennis E. Singleton.

		For	For	Management

2.00	Ratification of appointment of Ernst & Young LLP as independent registered public accounting firm for the year ending December 31, 2009.	For	For	Management

Company	Colonial Properties Trust
Ticker:	CLP	Cusip:	195872106
Meeting Date:	4/22/2009	Record Date:	2/12/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Carl F. Bailey, (2) M. Miller Gorrie, (3) William M. Johnson, (4) Glade M. Knight, (5) James K. Lowder, (6) Thomas H. Lowder, (7) Herbert A. Meisler, (8) Claude B. Nielsen, (9) Harold W. Ripps, (10) John W. Spiegel.

		For	For	Management

2.00	To ratify the appointment of PriceWaterHouseCoopers LLP, as independent registered public accounting firm of the company for the fiscal year ending December 31, 2009.	For	For	Management

Company	Cousins Properties, Inc.
Ticker:	CUZ	Cusip:	222795106
Meeting Date:	5/12/2009	Record Date:	3/13/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election for the following nominees: (1) Thomas D. Bell, Jr., (2) Erskine B. Bowles, (3) James D. Edwards, (4) Lillian C. Giornelli, (5) S. Taylor Glover, (6) James H. Hance, Jr., (7) W.B. Harrison, Jr., (8) Boone A. Knox, (9) William Porter Payne.

		For	For	Management

2.00	Proposal to approve the Cousins Properties Incorporated 2009 incentive stock plan and the related performance goals.	For	For	Management

3.00	Proposal to ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	For	Management

Company	Duke Realty Corporation
Ticker:	DRE	Cusip:	264411505
Meeting Date:	4/29/2009	Record Date:	3/2/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) T.J. Baltimore, Jr., (2) Barrington H. Branch, (3) Geoffrey Button, (4) William Cavanaugh III, (5) Ngaire E. Cuneo, (6) Charles R. Eitel, (7) M.C. Jischke, Ph. D., (8) L. Ben Lytle, (9) Dennis D. Oklak, (10) Jack R. Shaw, (11) Lynn C. Thurber, (12) Robert J. Woodward Jr.

		For	For	Management

2.00	Proposal to ratify the reappointment of KPMG LLP as its independent registered public accounting firm.	For	For	Management

3.00

Proposal to approve the company’s amended and restated 2005 long-term incentive plan to increase the shares of common stock that may be issued thereunder by 3,900,000 shares and re-approve a list of qualified business criteria for performance based awards in order to preserve federal income tax deductions.

		For	For	Management

Company	Duke Realty Corporation
Ticker:	DRE	Cusip:	264411505
Meeting Date:	7/22/2009	Record Date:	5/29/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Proposal to approve an amendment to the company’s third restated articles of incorporation to increase the number of shares of the company’s common stock, par value $0.01 per share, authorized thereunder from 250 million shares to 400 million shares.

		For	For	Management

2.00

Proposal to approve an amendment to the company’s third restated articles of incorporation to increase the number of shares of the company’s preferred stock, par value $0.01 per share, authorized thereunder from five million shares to ten million shares.

		For	For	Management

Company	Eaton Vance Enhanced Equity Income Fund
Ticker:	EOS	Cusip:	278277108
Meeting Date:	10/17/2008	Record Date:	8/13/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Benjamin C. Esty, (2) Thomas E. Faust, Jr., (3) Allen R. Freedman.	For	For	Management

Company	Entertainment Properties Trust
Ticker:	EPR	Cusip:	29380T105
Meeting Date:	5/13/2009	Record Date:	2/18/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Jack A. Newman, Jr., (2) James A. Olson.	For	For	Management

2.00

Proposal to approve an amendment to the company’s 2007 equity incentive plan to increase the number of authorized shares of common shares of beneficial interest, $0.01 par value per share, issuable under the plan, from 950,000 shares to 1,950,000 shares.

		For	For	Management

3.00	Proposal to ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for 2009.	For	For	Management

Company	Equity One, Inc.
Ticker:	EQY	Cusip:	294752100
Meeting Date:	5/13/2009	Record Date:	3/16/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Noam Ben-Ozer, (2) James S. Cassel, (3) Cynthia R. Cohen, (4) Neil Flanzraich, (5) Nathan Hetz, (6) Chaim Katzman, (7) Peter Linneman, (8) Jeffrey S. Olson, (9) Dori Segal.

		For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as our independent auditors for 2009.	For	For	Management

Company	Health Care REIT, Inc.
Ticker:	HCN	Cusip:	42217K106
Meeting Date:	5/7/2009	Record Date:	3/12/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Pier C. Borra, (2) George L. Chapman, (3) Sharon M. Oster, (4) Jeffrey R. Otten.	For	For	Management

2.00	Approval of the amended and restated Health Care REIT, Inc. 2005 long-term incentive plan.	For	For	Management

3.00	Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year 2009.	For	For	Management

Company	Hersha Hospitality Trust
Ticker:	HT	Cusip:	427825104
Meeting Date:	5/21/2009	Record Date:	3/31/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Hasu P. Shah, (2) Michael A. Leven, (3) Kiran P. Patel, (4) John M. Sabin.	For	For	Management

2.00	Ratification of KPMG LLP as the company’s independent registered public accounting firm.	For	For	Management

Company	Kilroy Realty Corporation
Ticker:	KRC	Cusip:	49427F108
Meeting Date:	5/27/2009	Record Date:	3/25/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Charter amendment to declassify the board of directors.	For	For	Management

2.00

Directors recommend: A vote for election of the following nominees: (1) John B. Kilroy, Sr.+, (2) John B. Kilroy, Jr.+*, (3) Edward Brennan, Ph.D.+, (4) William P. Dickey+, (5) Scott S. Ingraham+, (6) Dale F. Kinsella+*.

		For	For	Management

+ To serve until next annual meeting if proposal 1 is approved.

* To serve until 2012 annual meeting if proposal 1 is not approved.

3.00	Amendment to Kilroy Realty 2006 incentive award plan.	For	For	Management

Company	Mid-America Apartment Communities, Inc.
Ticker:	MAA	Cusip:	59522J103
Meeting Date:	5/28/2009	Record Date:	3/20/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) H. Eric Bolton, Jr., (2) Alan B Graf, Jr., (3) John S. Grinalds, (4) Ralph Horn, (5) Simon R.C. Wadsworth.	For	For	Management

2.00	Ratification of Ernst & Young LLP as Mid- America’s Independent registered public accounting firm for 2009.	For	For	Management

3.00	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting.	For	For	Management

Company	National Retail Properties, Inc.
Ticker:	NNN	Cusip:	637417106
Meeting Date:	5/15/2009	Record Date:	3/17/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Don Defosset, (2) Dennis E. Gershenson, (3) Kevin B. Habicht, (4) Richard B. Jennings, (5) Ted B. Lanier, (6) Robert C. Legler, (7) Craig Macnab, (8) Robert Martinez.

		For	For	Management

2.00	To ratify the selection of the independent registered public accounting firm for 2009.	For	For	Management

3.00	To transact such other business as may properly come before the meeting or any adjournment thereof.	For	For	Management

Company	Ramco-Gershenson Properties Trust
Ticker:	RPT	Cusip:	751452202
Meeting Date:	6/10/2009	Record Date:	4/15/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Stephen R. Blank*, (2) Joel M. Pashcow**, (3) Matthew L. Ostrower*, (4) David J. Nettina**.	For	For	Management

Note: * Class III Trustees;

** Class II Trustees;

2.00	Ratification of the appointment of Grant Thornton LLP as the Trust’s independent registered public accounting firm for 2009.	For	For	Management

3.00	Approval of the 2009 omnibus long-term incentive plan.	For	For	Management

Company	Regency Centers Corporation
Ticker:	REG	Cusip:	758849103
Meeting Date:	5/5/2009	Record Date:	2/24/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Martin E. Stein, Jr., (2) Raymond L. Bank, (3) C. Ronald Blankenship, (4) A.R. Carpenter, (5) J. Dix Druce, (6) Mary Lou Fiala, (7) Bruce M. Johnson, (8) Douglas S. Luke, (9) John C. Schweitzer, (10) Brian M. Smith, (11) Thomas G. Wattles.

		For	For	Management

2.00	Ratification of appointment of KPMG LLP as the company’s independent accountants for the year ending December 31, 2009.	For	For	Management

Company	Simon Property Group, Inc.
Ticker:	SPG	Cusip:	828806109
Meeting Date:	5/8/2009	Record Date:	3/9/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1A	To approve proposal to amend the charter to: provide for the election of up to fifteen directors.	For	For	Management

1B	To approve proposal to amend the charter to delete supermajority voting requirements.	For	For	Management

1C	To approve proposal to amend the charter to increase the number of authorized shares.	For	For	Management

1D	To approve proposal to amend the charter to delete or change obsolete or unnecessary provisions.	For	For	Management

2.00

Directors recommend: A vote for election of the following nominees: (1) Melvyn E. Bergstein, (2) Linda Walker Bynoe, (3) Karen N. Horn, Ph. D., (4) Reuben S. Leibowitz, (5) J. Albert Smith, Jr., (6) Pieter S. Van Den Berg*, (7) Allan Hubbard*, (8) Daniel C. Smith*.

		For	For	Management

*Additional Nominees: will not be elected to the board unless proposal 1(A) is approved by 80% of the votes entitled to be cast.

3.00

To authorize management to adjourn, postpone or continue the meeting, if necessary, to solicit additional proxies in the event that there are not sufficient votes at the time of the meeting to adopt proposal 1(A) or proposal 1(B) listed above.

		For	For	Management

4.00	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2009.	For	For	Management

Company	SL Green Realty Corporation
Ticker:	SLG	Cusip:	78440X101
Meeting Date:	6/11/2009	Record Date:	3/30/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Stephen L. Green, (2) John H. Alschuler, Jr.	For	For	Management

2.00	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	For	Management

Company	Sunstone Hotel Investors, Inc.
Ticker:	SHO	Cusip:	867892101
Meeting Date:	5/6/2009	Record Date:	3/13/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Robert A. Alter, (2) Arthur L. Buser, Jr., (3) Lewis N. Wolff, (4) Jamie Behar, (5) Thomas A. Lewis, (6) Keith M. Locker, (7) Keith P. Russell.

		For	For	Management

2.00	Ratification of the audit committee’s appointment of Ernst & Young LLP to act as the independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	For	Management

Company	Supertel Hospitality, Inc.
Ticker:	SPPR	Cusip:	868526104
Meeting Date:	5/28/2009	Record Date:	4/13/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Paul J. Schulte, (2) Steve H. Borgmann, (3) Jeffrey M. Zwerdling, (4) George R. Whittemore, (5) Allen L. Dayton, (6) Patrick J. Jung, (7) William C. Latham.

		For	For	Management

2.00	To approve an amendment to the Supertel 2006 stock plan.	For	For	Management

3.00	To ratify the selection of KPMG LLP as the company’s independent registered public accounting firm for fiscal year 2009.	For	For	Management

Company	The Macerich Company
Ticker:	MAC	Cusip:	554382101
Meeting Date:	6/8/2009	Record Date:	3/10/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	1A: Election of director: Arthur M. Coppola; 1B: Election of director: James S. Cownie; 1C: Election of director: Mason G. Ross.	For	For	Management

2.00	Ratification of the appointment of Deloitte & Touche LLP as our independent accountants for the year ending December 31, 2009.	For	For	Management

3.00	Approval of our amended and restated 2003 equity incentive plan.	For	For	Management

4.00	Approval of an amendment to our charter to increase our authorized shares of common stock to 250,000,000 and our total number of authorized shares of stock to 325,000,000.	For	For	Management

Company	Vornado Realty Trust
Ticker:	VNO	Cusip:	929042109
Meeting Date:	5/14/2009	Record Date:	3/13/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Steven Roth, (2) Michael D. Fascitelli, (3) Russell B. Wight, Jr.	For	For	Management

2.00	Ratification of selection of independent registered public accounting firm.	For	For	Management

3.00	Shareholder proposal regarding majority voting for trustees.	Against	Against	Shareholder

4.00	Shareholder proposal regarding the appointment of an independent chairman.	Against	Against	Shareholder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR Hospitality and Real Estate Fund

/s/Adam D. Portnoy	/s/Mark L. Kleifges
Adam D. Portnoy	Mark L. Kleifges
President	Treasurer

Date: August 19, 2009